Fee and commission income - Schedule of Ordinary Income That is Expected to be Recognized on the Contracts in Force (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Statement [Line Items]
Ordinary income expected to be recognized on the contracts	$ 6,711
Current
Statement [Line Items]
Ordinary income expected to be recognized on the contracts	4,424
From 1 to 2 years
Statement [Line Items]
Ordinary income expected to be recognized on the contracts	1,770
More than 2 years
Statement [Line Items]
Ordinary income expected to be recognized on the contracts	$ 517